Other Financial Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Other Financial Liabilities [Abstract]
Schedule of Other Financial Liabilities	Other financial liabilities consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
Lease liabilities	$120,981	$—
Interest on tax payable	-	845,792
Interest accrued on 7% senior secured promissory note	-	337,745
Share warrants liability	1,585,025	75,322
Professional fees payable	9,054	251,381
	$1,715,060	$1,510,240

Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model	The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:
Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date Nov 9, 2022	1,754,386	0.62	1,607,791
(Gain) on remeasurement of warrant liability at fair value			(22,766)
Fair value as of March 31, 2023	1,754,386	0.53	1,585,025
The fair value of warrant liability was measured using a Black Scholes Model. The Warrants outstanding and fair value at each of the respective valuation dates are summarized below:
Share Warrant Liability	Warrants Outstanding	Fair Value per shares	Fair Value
		($)	($)
Fair value at initial measurement date July 1, 2021	500,000	3.13	1,562,911
(Gain) on remeasurement of warrant liability at fair value			(1,487,589)
Fair value as of March 31, 2022	500,000	0.15	75,322

Schedule of Fair Value of Warrant Liability was Measured Using a Black Schole Model	The fair value of warrant liability was measured using a Black Schole Model. Significant inputs in to the model at the inceptions and reporting period measurement date are follows:
BSM Assumptions	As of Nov 9, 2022	As of March 31, 2023
Current Stock Price (1)	0.95	0.94
Strike Price (1)	0.95	0.94
Time to Maturity (1)	5 years	4.66 years
Dividend Yield (2)	-	-
Historical Volatility (3)	1.85	1.87
Risk Free interest Rate (4)	4.00%	4.42%
1.	Based on the agreement dated July 1, 2021
2.	No dividend is declared or paid since inception of the Company
3.	Based on the Volatility research carried out
4.	Based on Interest rate for US treasury bonds
The fair value of warrant liability was measured using a Black Schole Model. Significant inputs in to the model at the inceptions and reporting period measurement date are follows:
BSM Assumptions	As of July 1, 2021	As of March 31, 2022
Current Stock Price (1)	11	4.75
Strike Price (1)	10	10
Time to Maturity (1)	3 years	2.25 years
Dividend Yield (2)	-	-
Historical Volatility (3)	35.49%	34.90%
Risk Free interest Rate (4)	0.47%	2.45%